Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, cost	¥ 183,478	¥ 181,309	$ 28,402
Less: accumulated depreciation	(162,374)	(147,193)	(25,135)
Property and equipment, net	21,104	34,116	3,267
Depreciation	18,715	23,617
Impairment loss	0	0
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, cost	115,352	114,143	17,856
Electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	44,322	42,526	6,861
Furniture, fixtures and other equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	21,271	21,834	3,293
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, cost	¥ 2,533	¥ 2,806	$ 392